Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Property and Equipment, Net
6.	Property and Equipment, Net

	As of
	June 30, 2026	December 31, 2025
Building	$851,004	$852,003
Computers and software	92,621	90,229
Furniture and fittings	58,922	58,486
Machinery and equipment	826,306	799,179
Motor vehicles	510,890	514,165
Office equipment	87,040	86,267
Leasehold improvements	51,951	52,284
Total property and equipment, gross	2,478,734	2,452,613
Less: Accumulated depreciation	(1,288,792)	(1,207,982)
Total property and equipment, net	$1,189,942	$1,244,631

Depreciation included in:

	For the Six Months Ended June 30,
	2026	2025
Cost of sales	$46,525	$26,533
Administrative expenses	45,952	41,634
	$92,477	$68,167

As of June 30, 2026 and December 31, 2025, property and equipment include finance lease right-of-use assets related to motor vehicles and machinery and equipment amounting to $85,765 and $117,480, respectively.